Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 22,306,077
Balance at the ending	32,210,394	$ 386,337	₨ 22,306,077
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	206,867
Balance at the ending	206,867		206,867
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,273,827
Balance at the ending	8,768,948		4,273,827
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	8,909,150
Balance at the ending	9,683,288		8,909,150
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	17,001,842
Balance at the ending	19,839,077		17,001,842
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	256,584
Balance at the ending	259,718		256,584
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	926,659
Balance at the ending	902,795		926,659
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,428,731
Balance at the ending	14,296		2,428,731
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	24
Balance at the ending	3,165		24
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	5,304,235
Balance at the ending	12,371,317		5,304,235
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	36,492,945		30,761,766
Additions	6,418,868		5,808,691
Disposals or Deletions	29,350		77,512
Reclassification	0
Balance at the ending	42,882,463		36,492,945
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	206,867		147,176
Additions	0		59,691
Disposals or Deletions	0
Balance at the ending	206,867		206,867
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,238,669		4,944,478
Additions	3,273,178		1,304,500
Disposals or Deletions	27		10,309
Reclassification	4,420,100
Balance at the ending	13,931,920		6,238,669
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	21,303,005		17,512,223
Additions	2,710,939		3,839,433
Disposals or Deletions	11,692		48,651
Balance at the ending	24,002,252		21,303,005
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	36,492,945		30,761,766
Additions	6,418,868		5,808,691
Disposals or Deletions	29,350		77,512
Reclassification	0
Balance at the ending	42,882,463		36,492,945
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,037,261		1,863,469
Additions	163,271		191,867
Disposals or Deletions	16,879		18,075
Balance at the ending	2,183,653		2,037,261
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,106,995		1,695,295
Additions	265,633		411,700
Disposals or Deletions	570		0
Balance at the ending	2,372,058		2,106,995
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,590,427		4,589,404
Additions	2,706		1,500
Disposals or Deletions	178		477
Reclassification	(4,420,100)
Balance at the ending	172,855		4,590,427
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,721		9,721
Additions	3,141		0
Disposals or Deletions	4		0
Balance at the ending	12,858		9,721
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	19,491,103		16,612,122
Depreciation for the year	3,579,077		2,956,471
Disposals or Deletions	26,794		77,490
Reclassification	0
Balance at the ending	23,043,386		19,491,103
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	0
Depreciation for the year	0
Disposals or Deletions	0
Balance at the ending	0		0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,964,842		1,058,496
Depreciation for the year	1,194,556		916,646
Disposals or Deletions	26		10,300
Reclassification	2,003,600
Balance at the ending	5,162,972		1,964,842
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,393,855		10,842,235
Depreciation for the year	1,934,332		1,600,493
Disposals or Deletions	9,223		48,873
Balance at the ending	14,318,964		12,393,855
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	19,491,103		16,612,122
Depreciation for the year	3,579,077		2,956,471
Disposals or Deletions	26,794		77,490
Reclassification	0
Balance at the ending	23,043,386		19,491,103
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,780,677		1,630,581
Depreciation for the year	160,078		167,923
Disposals or Deletions	16,820		17,827
Balance at the ending	1,923,935		1,780,677
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,180,336		909,833
Depreciation for the year	289,494		270,508
Disposals or Deletions	567		5
Balance at the ending	1,469,263		1,180,336
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,161,696		2,161,280
Depreciation for the year	617		901
Disposals or Deletions	154		485
Reclassification	(2,003,600)
Balance at the ending	158,559		2,161,696
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,697		9,697
Disposals or Deletions	4
Balance at the ending	₨ 9,693		₨ 9,697